Fiduciary Class | U.S. Treasury Portfolio
Summary of the Fiduciary Shares of the U.S. Treasury Portfolio
Investment Objective
The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Fees and Expenses of the U.S. Treasury Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Fiduciary Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Fiduciary Class U.S. Treasury Portfolio Fiduciary Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fiduciary Class U.S. Treasury Portfolio Fiduciary Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.35%
Other Expenses (includes Administration Fees listed below)		0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.62%
Fee Waivers	[1]	0.12%
Total Annual Fund Operating Expenses After Fee Waivers		0.50%
[1]	The Manager and its affiliates have contractually agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Fiduciary Shares (after contractual waivers) will not exceed 0.50% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement. Although not reflected in the fee waivers in the table above, the Manager and its affiliates have also contractually agreed to waive fees and/or reimburse expenses, until at least the date of the Portfolio's 2015 annual update to its registration statement, in order to maintain a minimum yield of 0.01% for the Fiduciary Shares so long as their gross yields are greater than 0.12%.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fiduciary Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fiduciary Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fiduciary Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Fiduciary Class U.S. Treasury Portfolio Fiduciary Shares	51	186	334	763

Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Principal Risks

  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.

  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.

  In June 2013, the Securities and Exchange Commission (“SEC”) proposed reforms to money market fund regulations, which, if adopted, may affect the Portfolio’s operations and/or return potential.

  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Treasury Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares as the Fiduciary Shares have not been in existence for a full calendar year. Performance history for the Fiduciary Shares will be provided in the bar chart and table once the Fiduciary Shares have been in existence for a full calendar year. All of the classes of the U.S. Treasury Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Fiduciary Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Fiduciary Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
U.S. Treasury Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2014, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Retail Shares’ highest quarterly return was 1.05% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2013
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Fiduciary Class U.S. Treasury Portfolio Retail Shares	none	none	0.72%	Dec. 12, 2006

The returns shown above are those of the Retail Shares of the U.S. Treasury Portfolio which are not offered in this prospectus as the Fiduciary Shares have not been in existence for a full calendar year. Performance history for the Fiduciary Shares will be provided in the table once the Fiduciary Shares have been in existence for a full calendar year. The Retail Shares and the Fiduciary Shares would have substantially similar annual returns because the classes are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.